Statutory Basis Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Tax expense (benefit) portion of change in unrealized gains (losses)	$ 100	$ 23	$ 154
Tax expense benefit excluding taxes transferred	$ 0	$ 4	$ 3